TRADE RECEIVABLES AND OTHER - Additional Information (Details)			6 Months Ended
	Dec. 09, 2019 USD ($)	Sep. 29, 2019 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of trade and other receivables [line items]
Allowance recognized for impairment on trade receivables			€ 400,000	€ 100,000
Factored assets			506,000,000		€ 574,000,000
Factored assets, derecognized from Consolidated Statement of Financial Position			(390,000,000)		463,000,000
Factored assets, recognized in Consolidated Statement of Financial Position			116,000,000		111,000,000
Debt due factor			6,839,649		€ 0
Factoring of receivables | Muscle Shoals factoring facility
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 300,000,000
France | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity			255,000,000
Germany, Switzerland and Czech Republic | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity			€ 150,000,000
United States | Factoring of receivables | Constellium automotive
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $	$ 25,000,000